COMMITMENTS AND CONTINGENCIES - Other commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Electronic components inventory
Other commitments
Remaining minimum amount committed	$ 179,573	$ 93,865
Wireless data and services
Other commitments
Purchase obligation	9,639	2,836
Cloud Computing Services
Other commitments
Purchase obligation	$ 1,487	$ 2,478